Investment Strategy - Persimmon Long/Short Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objective, Persimmon Capital Management, LP (the “Adviser”), overseeing Hedgeye Asset Management, LLC and Tidal Investments LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), uses three strategies:(i) selecting individual equity securities, (ii) hedging to mitigate the downside risk of equities during unfavorable markets, and (iii) seeking to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains.

Equity Instruments

Under normal market conditions, the Fund pursues its investment objective by investing at least 60% of its net assets in U.S. exchange listed common stock, preferred stock and depositary receipts (“Equity Instruments”). The Fund may invest in or have exposure to domestic and foreign companies of any market capitalization or sector. The Adviser primarily selects long equity positions from companies in the S&P 500 Index.

Hedging

When the Adviser believes it is warranted by unfavorable market conditions, the Adviser uses its dynamic hedging strategy model to seek to reduce the downside risks associated with the Fund’s exposure to Equity Instruments. Exposure to the hedging strategy is gained through selling short exchange-traded funds.

The Fund expects to have net long exposure to equity markets. The Adviser uses the hedge strategy as an overlay to manage the Fund’s net exposure.

Tax Management

The Adviser seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Adviser seeks to sell any security that has breached a predetermined loss level. Thus, it seeks to accumulate capital losses to partially offset any realized capital gains. This strategy, commonly known as tax-loss harvesting, is combined with the equity portfolio with the objective of creating favorable after-tax returns. However, the Fund’s portfolio may not contain any securities in a loss position. The Adviser may use an exchange-traded fund (“ETF”) as a temporary substitute for an individual Equity Instrument or group of Equity Instruments.